     As filed with the Securities and Exchange Commission on August 3, 2004
                                                             File No. 333-101954
                                                                       811-04972

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]

         Pre-Effective Amendment No.                             [ ]
                                     ------
         Post-Effective Amendment No.   8                        [X]
                                     ------

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.    179                                    [X]
                        -------

                         HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY
                         HARTFORD LIFE INSURANCE COMPANY
                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

         immediately upon filing pursuant to paragraph (b) of Rule 485
     ---
      X  on August 9, 2004, pursuant to paragraph (b) of Rule 485
     ---
         60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ---
         on _____, pursuant to paragraph (a)(1) of Rule 485
     ---
         this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

The Prospectus for Series II and Series IIR of the Huntington Hartford Leaders Outlook variable annuity is incorporated in Part A of this Post-Effective Amendment No. 8, by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-101954), as filed on April 5, 2004, and declared effective on May 3, 2004.

The Statement of Additional Information (including all financial statements) for Series II and Series IIR of the Huntington Hartford Leaders Outlook variable annuity is incorporated in Part A of this Post-Effective Amendment No. 8, by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-101954), as filed on July 1, 2004, and declared effective on July 1, 2004.

A Supplement to the Prospectus, dated August 9, 2004, is included in Part A of this Post-Effective Amendment No. 8.

                                    PART A

               HUNTINGTON HARTFORD LEADERS OUTLOOK (SERIES II AND IIR)
                             SEPARATE ACCOUNT SEVEN
                        HARTFORD LIFE INSURANCE COMPANY

                             FILE NO. 333-101954

                   SUPPLEMENT DATED AUGUST 9, 2004 TO THE PROSPECTUS
        AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 3, 2004, AS AMENDED

The following Sub-Accounts and underlying Funds are added in alphabetical order to the cover page of the prospectus:

     HUNTINGTON VA MACRO 100 FUND SUB-ACCOUNT which purchases shares of Huntington VA Macro 100 Fund of Huntington VA Funds

     HUNTINGTON VA SITUS SMALL CAP FUND SUB-ACCOUNT which purchases shares of Huntington VA Situs Small Cap Fund of Huntington VA Funds

Under the "Fee Tables" section, the table showing the minimum and maximum fund operating expenses is deleted and replaced with the following:

------------------------------------------------------- ----------  -----------
                                                         MINIMUM      MAXIMUM
------------------------------------------------------- ----------  -----------
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                   0.49%      5.58%
------------------------------------------------------- ----------  -----------

The following fund expense information is added to the Annual Fund Operating Expenses table in alphabetical order:


                                                                      TOTAL ANNUAL FUND
                                             12b-1                    OPERATING EXPENSES
                                          DISTRIBUTION               (BEFORE CONTRACTUAL                          TOTAL
                                            AND/OR                     FEE WAIVERS OR       CONTRACTUAL FEE     ANNUAL FUND
                              MANAGEMENT   SERVICING     OTHER             EXPENSE        WAIVERS OR EXPENSE     OPERATING
                                 FEES        FEES       EXPENSES       REIMBURSEMENTS)      REIMBURSEMENTS      EXPENSES
----------------------------------------------------------------------------------------------------------------------------
Huntington VA Macro 100         0.60%         N/A         4.98%             5.58%                4.58%           1.00%
Fund (1)
----------------------------------------------------------------------------------------------------------------------------
Huntington VA Situs Small       0.60%         N/A         4.98%             5.58%                4.58%           1.00%
Cap Fund (1)
----------------------------------------------------------------------------------------------------------------------------


Under the "Fee Table" section, the example following the Annual Fund Operating Expenses section is deleted and replaced with the following:

            (1) If you Surrender your Contract at the end of the applicable time period:

                   1 year                           $  1,499
                   3 years                          $  2,863
                   5 years                          $  3,908
                   10 years                         $  7,202

            (2) If you annuitize at the end of the applicable time period:


                   1 year                           $    828
                   3 years                          $  2,417
                   5 years                          $  3,901
                   10 years                         $  7,197

            (3) If you do not Surrender your Contract:

                   1 year                           $    836
                   3 years                          $  2,424
                   5 years                          $  3,908
                   10 years                         $  7,202


The first paragraph under "The Funds" in the "General Contract Information"
section is deleted and replaced with the following:

     Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Income Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund, Huntington VA Situs Small Cap Fund are diversified series of the Huntington VA Funds, an open-end management investment company organized as a Massachusetts business trust. Huntington Asset
     Advisors, Inc. ("Huntington Asset Advisors") serves as investment adviser to the Huntington VA Funds. Huntington Asset Advisors is located at Huntington Center, 41 South High Street, Columbus, Ohio 43287 and is a wholly owned subsidiary of The Huntington National Bank.

The following is added to the investment goals under the "The Funds" within the "General Contract Information" section in alphabetical order:

     HUNTINGTON VA MACRO 100 FUND - Seeks total return which consists of capital appreciation and income. Advised by Huntington Asset Advisors.

     HUNTINGTON VA SITUS SMALL CAP FUND - Seeks long-term capital appreciation. Advised by Huntington Asset Advisors.

The following is added as the last sentence in the last paragraph to the Accumulation Unit Values table in the Prospectus and Statement of Additional
Information:

     There is no information for Huntington VA Macro 100 Fund and Huntington VA Situs Small Cap Fund Sub-Accounts because as of December 31, 2003, the Sub-Accounts had not yet commenced operations.


THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV- 4930

                                     Part C

                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b)  (1)    Resolution of the Board of Directors of Hartford Life
                  Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

           (2)    Not applicable.

           (3)    (a)   Principal Underwriter Agreement.(2)

           (3)    (b)   Form of Dealer Agreement.(3)

           (4)    Form of Individual Flexible Premium Variable Annuity
                  Contract.(4)

           (5)    Form of Application.(4)

           (6)    (a)   Certificate of Incorporation of Hartford.(5)

           (6)    (b)   Bylaws of Hartford.(6)

           (7)    Not applicable.

           (8)    Form of Fund Participation Agreement.(7)

           (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

           (10)   Consent of Deloitte & Touche LLP.

           (11)   No financial statements are omitted.

           (12)   Not applicable.

           (13)   Not applicable.

           (14)   Not applicable.

           (15)   Copy of Power of Attorney.

           (16)   Organizational Chart.(8)

----------------------------
     (1) Incorporated by reference to Post-Effective Amendment No. 1, to the Registration Statement on Form N-4, File No. 333-70153, dated
          April 13, 1999.
     (2) Incorporated by reference to Post-Effective Amendment No. 4, to the Registration Statement on Form N-4, File No. 333-70153, dated September 15, 1999.
     (3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement on Form N-4, File No. 33-73570, dated April 29, 1996.
     (4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101950, filed on April 7, 2003.
     (5) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement on Form N-4, File No. 333-66343, dated
          February 8, 2001.
     (6) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement, File No. 333-66343, filed on April 9, 2001.
     (7) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement on Form N-4, File No. 333-40414, filed on September 6, 2000.
     (8) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-101923, filed on April 5, 2004.

Item 25.     Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
Daniel A. Andriola                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President & Deputy Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo Jr.                    Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph G. Eck                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Senior Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Kristine J. Kelliher                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President & Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalek                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary, Director*
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Neal S. Wolin                                Executive Vice President
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         See Item 24(b)(16).

Item 27. Number of Contract Owners

         As of May 31, 2004, there were 42,651 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

          Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

          (a)  involved a knowing and culpable violation of law by the director;

          (b) enabled the director or an associate to receive an improper personal gain;

          (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

          (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

          (e) created liability under section 33-757 relating to unlawful distributions.

          The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

          Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) HSD acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two (DC
            Variable Account I)
         Hartford Life Insurance Company - Separate Account Two (DC
            Variable Account II)
         Hartford Life Insurance Company - Separate Account Two (QP
            Variable Account)
         Hartford Life Insurance Company - Separate Account Two (Variable
            Account "A")
         Hartford Life Insurance Company - Separate Account Two (NQ
            Variable Account)
         Hartford Life Insurance Company - Separate Account Ten
         Hartford Life Insurance Company - Separate Account Three
         Hartford Life Insurance Company - Separate Account Five
         Hartford Life Insurance Company - Separate Account Seven
         Hartford Life Insurance Company - Separate Account Eleven
         Hartford Life Insurance Company - Separate Account Twelve
         Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
         Hart Life Insurance Company - Separate Account Two
         American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Servus Life Insurance Company - Separate Account One
         Servus Life Insurance Company - Separate Account Two

         (b)  Directors and Officers of HSD

                                                  Positions and Offices
                  Name                              With  Underwriter
                 -----                           ------------------------
              David A. Carlson                 Senior Vice President and Deputy
                                                 Chief Financial Officer
              Bruce W. Ferris                  Vice President
              George R. Jay                    Controller
              Stephen T. Joyce                 Vice President
              Thomas M. Marra                  President, Chief Executive Officer and
                                                 Chairman of the Board, Director
              Christine Hayer Repasy           Senior Vice President, General Counsel and
                                                 Corporate Secretary
              Martin A. Swanson                Vice President
              John C. Walters                  Executive Vice President, Director
              Lizabeth H. Zlatkus              Director

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT
         06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

         (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

         (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 3rd day of August, 2004.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
         (Registrant)

By: Thomas M. Marra                                *By: /s/ Marianne O'Doherty
    ----------------------------------------            ----------------------
    Thomas M. Marra, Chief Executive Officer            Marianne O'Doherty
    and Chairman of the Board, President*               Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
         (Depositor)

By: Thomas M. Marra
    ----------------------------------------
    Thomas M. Marra, Chief Executive Officer
    and Chairman of the Board,
    President*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David A. Carlson, Senior Vice President and
    Deputy Chief Financial Officer, Director*
Michael L. Kalen, Senior Vice President,
    Director*
Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President
    & Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice President,      *By: /s/ Marianne O'Doherty
    General Counsel & Corporate Secretary,              -----------------------
    Director*                                            Marianne O'Doherty
John C. Walters, Executive Vice President,               Attorney-in-Fact
    Director*
Lizabeth H. Zlatkus, Executive Vice President
    and Chief Financial Officer, Director*          Date: August 3, 2004
David M. Znamierowski, Senior Vice President &
    Chief Investment Officer, Director*



333-101954

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

(10) Consent of Deloitte & Touche LLP.

(15) Copy of Power of Attorney.